UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT NO.1 TO

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001660817

Home Partners of America 2022-1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Patrick Esper, Senior Vice President
HPA Depositor LLC (312) 780-1483
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by

the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Home Partners of America 2022-1 Trust on March 17, 2022 (the “Original Filing”) and is being filed solely to replace (i) the report attached to the Original Filing as Exhibit 99.1—Radian Real Estate Management LLC Certification of Services Performed (the “Radian Report”) and (ii) the report attached to the Original Filing as Exhibit 99.2—REALtech Title LLC HOA Discrepancy Review (the “HOA Discrepancy Report”). The Radian Report is being replaced to reflect a revised certification. The HOA Discrepancy Report is being replaced to reflect an updated Schedule I. The Radian Report and the HOA Discrepancy Report are hereby replaced in their entirety by the respective reports filed as Exhibit 99.1 and Exhibit 99.2 to this Form ABS 15G/A.

EXHIBIT INDEX

99.1       Radian Real Estate Management LLC Certification of Services Performed

99.2       REALtech Title LLC HOA Discrepancy Review

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 18, 2022

HPA DEPOSITOR LLC (Depositor)

By:	/s/ Brian Lin
Name: Brian Lin Title: Managing Director (senior officer in charge of securitization of the depositor)